Revenue from Contract with Customers - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 2,388	$ 1,706
Contract liabilities		1,000	$ 1,000	$ 1,000
Contract with customer, liability, revenue recognized		455
Supply Commitment
Disaggregation of Revenue [Line Items]
Purchase agreement term	5 years
Purchase commitment, amount	$ 4,000
Contract with customer, liability, revenue recognized		500
Two customers
Disaggregation of Revenue [Line Items]
Revenue		$ 1,500
Revenue recognition, period		12 years
Revenue recognition, cash consideration		$ 38,200
Quarterly cash payments to be received	$ 800
Revenue recognition, milestone method, period	10 years
Milestone payments collected		2,200
Contract liabilities		1,000
Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue		1,500
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue		$ 900